Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 16 - TAXES ON INCOME

The Company files its income tax report in the State of Israel and is subject to taxation laws applicable in Israel.

A.	In December 2016, the Israeli parliament passed the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget), which set a further reduction of corporate tax from 25% to 23%. The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate in effect from 2018 onwards is 23%.

B.	The Company has final (considered final) tax assessments through the 2013 tax year.

C.	As of December 31, 2019, the Company has carried forward losses for Israeli income tax purposes of approximately $6.9 million which can be offset against future taxable income for an indefinite period of time.

D.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December, 31
Composition of deferred tax assets:	2019	2018
Net operating loss carry-forward	$1,585,272	$991,987
Research and development credits	112,149	63,439
Others	8,556	2,946
Net deferred tax asset before valuation allowance	1,705,976	1,058,371
Valuation allowance	(1,705,976)	(1,058,371)
Net deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2019 and 2018.

E.	For the years ended December 31, 2019 and 2018, the following table reconciles the statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2019	2018

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(2,054,113)	$(105,234)
Increase in taxes from permanent differences in stock-based compensation	639,504	10,964
Increase in taxes from permanent difference in derivative warrants liabilities and convertible loans	858,307	(212,959)
Increase in temporary differences	111,480	-
Others	1,925	-
Loss carryforwards	442,897	307,229
Income tax expense (benefit)	$-	$-